COMMITMENTS AND CONTINGENT LIABILITIES (Revolving Line of Credit) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Israeli Bank Line of Credit [Member]
Line of credit:
Line of credit initiation date		Oct. 01, 2015
Line of credit maximum borrowing capacity		$ 500
Spread over LIBOR		4.00%
Interest expense		$ 3
Israeli Bank New Line of Credit [Member] | Subsequent Event [Member]
Line of credit:
Line of credit initiation date	Mar. 06, 2016
Spread over LIBOR	4.20%
Line of credit borrowing capacity description	According to the agreement, the Company is provided with the aggregate principal amount of account receivables ("AR") loan and AR credit line which will not exceed the lower of $3,000 and the sum of 70% of the aggregate value of eligible AR, as defined in the agreement.